INVESTMENT OPERATIONS - Amortized Cost and Fair Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	$ 66,042	$ 63,220
Gross Unrealized Gains	5,289	7,053
Gross Unrealized Losses	(295)	(131)
Allowance for Expected Credit Losses	(1)	(23)
Fair Value	71,035	70,119
Residential mortgage-backed securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	6,876	6,510
Gross Unrealized Gains	31	159
Gross Unrealized Losses	(102)	(1)
Allowance for Expected Credit Losses	0	0
Fair Value	6,805	6,668
Commercial mortgage-backed securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	2,239	2,429
Gross Unrealized Gains	75	128
Gross Unrealized Losses	(7)	(19)
Allowance for Expected Credit Losses	0	(4)	$ 0
Fair Value	2,307	2,534
Other asset-backed securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	1,391	1,546
Gross Unrealized Gains	31	40
Gross Unrealized Losses	(2)	(7)
Allowance for Expected Credit Losses	0	(1)	0
Fair Value	1,420	1,578
U.S. government-related securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	821	1,492
Gross Unrealized Gains	12	26
Gross Unrealized Losses	(25)	(3)
Allowance for Expected Credit Losses	0	0
Fair Value	808	1,515
Other government-related securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	680	622
Gross Unrealized Gains	75	96
Gross Unrealized Losses	(2)	(1)
Allowance for Expected Credit Losses	0	0
Fair Value	753	717
States, municipals, and political subdivisions
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	3,747	3,902
Gross Unrealized Gains	410	519
Gross Unrealized Losses	(1)	(1)
Allowance for Expected Credit Losses	0	0
Fair Value	4,156	4,420
Corporate securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	49,211	46,150
Gross Unrealized Gains	4,645	6,074
Gross Unrealized Losses	(156)	(99)
Allowance for Expected Credit Losses	(1)	(18)	0
Fair Value	53,699	52,107
Preferred Stock
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	297	183
Gross Unrealized Gains	10	11
Gross Unrealized Losses	0	0
Allowance for Expected Credit Losses	0	0
Fair Value	307	194
Total fixed maturity securities - AFS
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	65,262	62,834
Gross Unrealized Gains	5,289	7,053
Gross Unrealized Losses	(295)	(131)
Allowance for Expected Credit Losses	(1)	(23)	$ 0
Fair Value	70,255	69,733
Short-term investments
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	780	386
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Allowance for Expected Credit Losses	0	0
Fair Value	780	386
Public utility securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	6,500	6,300
Fair Value	7,000	7,000
Foreign government securities
Debt Securities, Trading and Available-for-sale [Abstract]
Amortized Cost	620	557
Fair Value	$ 687	$ 644